Summary of Derivative Instruments with Credit Features in Liability Position, Including Fair Value of Assets Netted Against Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Credit Derivatives [Line Items]
Gross liability fair value of contracts containing credit-risk-contingent features	$ 265
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs	(38)
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were triggered concurrently	$ 227